UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment           [_]; Amendment Number:

This amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Cooper Creek Partners Management LLC
Address:  60 East 42nd Street, Suite 2508
          New York, NY 10165


13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    John McCleary
Title:   CFO
Phone:   646-291-2852


Signature, Place and Date of Signing:


/s/ John McCleary             New York, NY                May 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X]      13F HOLDINGS REPORT.

[_]      13F NOTICE.

[_]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $93,949
                                          (thousands)


List of Other Included Managers:

No.        Form 13F File Number                 Name

None


								VALUE	 SHRS OR  	SH/	PUT/	INVESTMENT 	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP 		(X$1000) PRN AMT 	PRN	CALL 	DISCRETION	MANAGERS 	SOLE	 SHARED 	NONE

ALTISOURCE RESIDENTIAL CORP	COM		02153W100	1222 	61078		SH		SOLE		NONE		61078
ARTIC CAT INC			COM		039670104	2212 	50628		SH		SOLE		NONE		50628
BON-TON STORES INC		COM		09776J101	1940 	149203		SH		SOLE		NONE		149203
CHRISTOPHER & BANKS CORP	COM		171046105	3050 	474278		SH		SOLE		NONE		474278
COLDWATER CREEK INC		COM		193068202	2330 	737254		SH		SOLE		NONE		737254
COMMONWEALTH REIT		COM		203233101	1122	50000		SH	CALL	SOLE		NONE		50000
DOLE FOOD CO INC		COM		256603101	2719	249432		SH		SOLE		NONE		249432
ERA GROUP INC			COM		26885G109	1189	56627		SH		SOLE		NONE		56627
FIESTA RESTAURANT GROUP INC	COM		31660B101	1727	65000		SH		SOLE		NONE		65000
FIFTH & PACIFIC COMPANIES IN	COM		316645100	1879	99539		SH		SOLE		NONE		99539
FINISH LINE INC 		COM		317923100	3296	168268		SH		SOLE		NONE		168268
FURNITURE BRANDS INTL INC	COM		360921100	756	756061		SH		SOLE		NONE		756061
GREAT LAKES DREDGE & DOCK CO	COM		390607109	3608	536100		SH		SOLE		NONE		536100
GREAT LAKES DREDGE & DOCK CO	COM		390607109	65	9600		SH	CALL	SOLE		NONE		9600
ISHARES RUSSELL 2000 INDEX	COM		464287655	7082	75000		SH	PUT	SOLE		NONE		75000
LIFE TIME FITNESS INC		COM		53217R207	997	23300		SH		SOLE		NONE		23300
LINNCO LLC			COM		535782106	2554	65400		SH	PUT	SOLE		NONE		65400
LINN ENERGY LLC	 		COM		536020100	2855	75200		SH	PUT	SOLE		NONE		75200
NORTH AMERICAN ENERGY PARTNE 	COM		656844107	4942	1088533		SH		SOLE		NONE		1088533
NORTHWEST PIPE CO		COM		667746101	3414	122002		SH		SOLE		NONE		122002
NORTHWEST PIPE CO		COM		667746101	1959	70000		SH	CALL	SOLE		NONE		70000
ORBITZ WORLDWIDE INC		COM		68557K109	2422	424089		SH		SOLE		NONE		424089
QUANTUM CORP 			COM		747906204	3069	2397600		SH		SOLE		NONE		2397600
RESPONSYS INC			COM		761248103	1837	207600		SH		SOLE		NONE		207600
REX AMERICAN RESOURCES CORP 	COM		761624105	1266	57255		SH		SOLE		NONE		57255
ROUSE PROPERTIES INC		COM		779287101	4250	234833		SH		SOLE		NONE		234833
SPDR S&P 500 ETF TR		COM		78462F103	11750	75000		SH	PUT	SOLE		NONE		75000
SHOE CARNIVAL INC		COM		824889109	1308	64008		SH		SOLE		NONE		64008
TAKE-TWO INTERACTIVE SOFTWR	COM		874054109	4158	257435		SH		SOLE		NONE		257435
VONAGE HOLDINGS CORP		COM		92886T201	3764	1302419		SH		SOLE		NONE		1302419
WALGREEN CO			COM		931422109	1817	38100		SH		SOLE		NONE		38100
WALGREEN CO			COM		931422109	7390	155000		SH	CALL	SOLE		NONE		155000
